Business Combination and Financing Activities	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about business combination [abstract]
Business Combination and Financing Activities
5.
BUSINESS COMBINATION AND FINANCING ACTIVITIES

Business combination with European Biotech Acquisition Corp (“EBAC”)

On March 2, 2023, the Company consummated a business combination with EBAC (the “Business Combination”) pursuant to the Business Combination Agreement ("BCA") between Legacy Oculis and EBAC dated as of October 17, 2022. The Company received gross proceeds of CHF 97.6 million or $103.7 million comprising CHF 12.0 million or $12.8 million of cash held in EBAC’s trust account and CHF 85.6 million or $90.9 million from private placement ("PIPE") investments and conversion of notes issued under Convertible Loan Agreements (“CLA”) into Oculis' ordinary shares. In connection with the Business Combination, Oculis was listed on the Nasdaq Global Market with the ticker symbol "OCS" for its ordinary shares and “OCSAW” for its public warrants.

Under the terms of the BCA, EBAC formed four new legal entities (i) Oculis, (ii) Oculis Merger Sub I Company ("Merger Sub 1"), (iii) Merger Sub 2, and (iv) Oculis Operations. After two consecutive mergers between Merger Sub 1 and EBAC, and EBAC and Merger Sub 2, EBAC and Merger Sub 1 ceased to exist and Merger Sub 2 was the surviving company. During the third quarter of 2023, the Company gave effect in its financial statements to the impending dissolution of Merger Sub 2, which is expected to be completed in the second quarter of 2024. As a result, the cumulative translation adjustments related to Merger Sub 2 previously reported as equity and recognized in other comprehensive income, were reclassified from equity to the Consolidated Statements of Loss for the year ended December 31, 2023. The resulting foreign exchange impact of such reclassification amounted to CHF 5.0 million for the year ended December 31, 2023.

As a result of the BCA and as of the acquisition closing date on March 2, 2023:

•
Each issued and outstanding share of EBAC Class A ordinary shares (including those held by the PIPE investors) and share of EBAC class B ordinary shares were converted into one ordinary share of Oculis.
•
Each issued and outstanding EBAC public warrant and EBAC private placement warrant ceased to be a warrant with respect to EBAC ordinary shares and were assumed by Oculis as warrants with respect to ordinary shares on substantially the same terms.
•
Each issued and outstanding ordinary share and preferred share of Legacy Oculis before the closing of the Business Combination were converted into ordinary shares of Oculis at the then effective exchange ratios determined in accordance with the BCA and giving effect to the accumulated preferred dividends.
•
Oculis assumed the CLAs and the investors exercised their conversion rights in exchange for ordinary shares of Oculis at CHF 9.42 or $10.00 per ordinary share, on the same terms as the PIPE investors.
•
All outstanding and unexercised options to purchase Legacy Oculis ordinary shares were assumed by Oculis and each option was replaced by an option to purchase ordinary shares of Oculis (the “Converted Options”) and additional earnout options. The Converted Options continue to be subject to substantially the same terms and conditions except that the number of ordinary shares of Oculis issuable and related exercise prices were adjusted by the effective exchange ratio with all other terms remaining unchanged.
•
The redemption of 11,505,684 shares of EBAC Class A ordinary shares resulted in a reduction of CHF 110.7 million or $117.5 million in cash and cash equivalents in the EBAC trust prior to the consummation of the transactions at a redemption price of approximately CHF 9.62 or $10.21 per share. The proceeds from non-redeemed shareholders amounted to CHF 12.0 million or $12.8 million.
•
The EBAC sponsor forfeited 727,096 shares of EBAC Class B ordinary shares upon signing the BCA and an additional 795,316 shares of EBAC Class B ordinary shares as a result of the level of redemptions by EBAC public shareholders. The fair value of the total forfeited shares as of the acquisition closing date of March 2, 2023 was CHF 16.0 million.

PIPE and CLA financing

In connection with the BCA, EBAC entered into subscription agreements with the PIPE investors for an aggregate of 7,118,891 shares of EBAC Class A ordinary shares at CHF 9.42 or $10.00 per share for aggregate gross proceeds of CHF 67.1 million or $71.2 million.

In connection with the BCA, Legacy Oculis and the investor parties thereto entered into CLAs pursuant to which the investor lenders granted Legacy Oculis a right to receive an interest free convertible loan with certain conversion rights with substantially the same terms as the PIPE investors. Following the mergers, Oculis assumed the CLAs and the lenders exercised their conversion rights in exchange for 1,967,000 ordinary shares at CHF 9.42 or $10.00 per share for aggregate gross proceeds of CHF 18.5 million or $19.7 million.

Together, the PIPE and CLA financing resulted in aggregate gross cash proceeds of CHF 85.6 million or $90.9 million to Oculis in exchange for 9,085,891 ordinary shares.

Merger and listing expense

The Business Combination is accounted for as a capital re-organization. As EBAC does not meet the definition of a business in accordance with IFRS 3 Business Combinations, the BCA is accounted for within the scope of IFRS 2 Share-based Payment.

The Business Combination is treated as the equivalent of the Company issuing shares for the net assets of EBAC as of the acquisition closing date, accompanied by a recapitalization. The net assets of EBAC are stated at historical cost, with no goodwill or other intangible assets recorded. Any excess of the fair value of the Company’s shares issued considering a fair value of CHF 10.54 or $11.19 per share (price of EBAC ordinary share at the closing date) over the value of EBAC’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares.

This expense was incurred in the first quarter of 2023 and amounted to CHF 34.9 million, which was expensed to the statement of loss as operating expenses, “Merger and listing expense”. The expense is non-recurring in nature and represents a share-based payment made in exchange for a listing service and does not lead to any cash outflows.

	Per share value (in CHF as of March 2, 2023)	Shares	March 2, 2023 (in CHF thousands)
Fair value of equity consideration issued by the Company
EBAC public shareholders	10.54	12,754,784	134,435
EBAC sponsor class B	10.54	3,188,696	33,609
EBAC sponsor class A	10.54	455,096	4,797
Redemptions of EBAC public shareholders	10.54	(11,431,606)	(120,489)
Sponsors shares forfeiture	10.54	(1,596,490)	(16,827)
Total consideration transferred		3,370,480	35,525
Less net assets of EBAC			(662)
Merger and listing expense			34,863

March 2, 2023
(in CHF thousands)
Net assets of EBAC
Cash and cash equivalents	11,547
Public & private warrants	(2,136)
Deferred underwriting fee	(3,108)
Accrued transaction costs	(4,400)
Others	(1,241)
Net assets of EBAC	662

Capitalization

The following summarizes the actual ordinary shares issued and outstanding and the ownership interests of Oculis immediately after the Business Combination:

	Shares	%
Issuance of ordinary shares to Legacy Oculis shareholders in connection with BCA (1)	20,277,002	61.9%
Issuance of ordinary shares in connection with closing of the PIPE financing	7,118,891	21.7%
Issuance of ordinary shares under CLA	1,967,000	6.0%
Ordinary shares owned by sponsors	2,047,302	6.3%
Ordinary shares owned by EBAC public shareholders	1,323,178	4.1%
Total (2)	32,733,373	100.0%

(1)
As a result of the BCA, Oculis issued 20,277,002 ordinary shares to Legacy Oculis shareholders in exchange for:
•
3,306,771 Legacy Oculis ordinary shares at the exchange ratio of 1.1432 (the “Exchange Ratio”), after cancellation of 100,000 Legacy Oculis treasury shares.
•
12,712,863 Legacy Oculis preferred shares outstanding immediately prior to the acquisition closing date exchanged at various exchange ratios determined in accordance with the terms of the BCA – see below.

(2)
In addition to the shares already issued, the following contingently issuable equity instruments were granted:
•
3,793,995 earnout shares, 369,737 earnout options, 4,251,595 public warrants and 151,699 private warrants assumed from EBAC. The earnout shares are contingently forfeitable if the price targets are not achieved during the earnout period.
•
1,762,949 outstanding converted options after application of the Exchange Ratio.

	Legacy Oculis shares outstanding prior to the Business Combination	Exchange ratios	Oculis ordinary shares issued to Legacy Oculis shareholders upon closing of Business Combination
Ordinary shares	3,406,771
Treasury shares cancelled	(100,000)
Ordinary shares after cancellation of treasury shares	3,306,771	1.1432	3,780,399
Preferred shares:
Series A	1,623,793	1.1432	1,856,370
Series B1	2,486,188	1.4154	3,518,922
Series B2 T1	1,675,474	1.3900	2,328,872
Series B2 T2	426,378	1.3310	567,508
Series B2 T3	603,472	1.3142	793,082
Series C T1	5,337,777	1.2658	6,756,580
Series C T2	362,036	1.2205	441,854
Series C T3	197,745	1.1804	233,415
Total preferred shares	12,712,863	1.2976	16,496,603

Total	16,019,634		20,277,002

Earnout consideration

As a result of the BCA, Legacy Oculis preferred, ordinary and option holders (collectively “equity holders”) received consideration in the form of 3,793,995 earnout shares and 369,737 earnout options with an exercise price of CHF 0.01.

The earnout consideration is subject to forfeiture in the event of a failure to achieve the price targets during the earnout period defined as follows: (i) 1,500,000, (ii) 1,500,000 and (iii) 1,000,000 earned based on the achievement of post-acquisition closing share price targets of Oculis of $15.00, $20.00 and $25.00, respectively, in each case, for any 20 trading days within any consecutive 30 trading day period commencing after the acquisition closing date and ending on or prior to March 2, 2028 (the “Earnout period”). A given share price target described above will also be deemed to be achieved if there is a change of control, as defined in the BCA, transaction of Oculis during the earnout period.

Public offering of ordinary shares

On May 31, 2023, the Company entered into an underwriting agreement with BofA Securities Inc. and SVB Securities, LLC, as representatives of several underwriters, and on June 5, 2023, closed the issuance and sale in a public offering of 3,500,000 ordinary shares at a public offering price of CHF 10.45 or $11.50 per share, for total gross proceeds of CHF 36.6 million or $40.3 million before deducting underwriting discounts, commissions and offering expenses.

In addition, the Company granted the underwriters an option to purchase additional ordinary shares which was partially exercised on June 13, 2023, leading to an additional purchase of 154,234 ordinary shares and gross proceeds of CHF 1.6 million or $1.7 million before deducting underwriting discounts, commissions and offering expenses. After giving issuance to these additional shares, Oculis sold a total of 3,654,234 ordinary shares in the offering for aggregate gross proceeds of CHF 38.2 million or $42.0 million, before deducting underwriting discounts, commissions and offering expenses. All of the underwriters' unexercised options to purchase additional shares expired on June 30, 2023.

The Company intends to use the net proceeds from this offering, together with its existing resources, to advance its development programs in particular Diabetic Macular Edema and for other ophthalmic indications, and for working capital and general corporate purposes.